Members' Equity	3 Months Ended		4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Shareholders' Deficit [Line Items]
SHAREHOLDERS' DEFICIT

Note 4. Stockholder’s Deficit

Common stock — The Company is authorized to issue 1,000 shares of common stock with $0.01 par value. As of March 31, 2026 and December 31, 2025, there were 1,000 shares of common stock issued and outstanding which was issued as the initial contribution for a nominal amount. Each share of common stock entitles the holder to one vote.

On September 25, 2025, Seller (as defined below) subscribed for 1,000 shares of common stock of the Company for $0.01 per share or $10 in the aggregate. The Company has recorded a $10 subscription receivable for the shares issued which is included in stockholder’s deficit as of March 31, 2026 and December 31, 2025.

Note 4.     Stockholder’s Deficit

Common stock — The Company is authorized to issue 1,000 shares of common stock with $0.01 par value. As of December 31, 2025, there were 1,000 shares of common stock issued and outstanding which was issued as the initial contribution for a nominal amount. Each share of common stock entitles the holder to one vote.

On September 25, 2025, Seller (as defined below) subscribed for 1,000 shares of common stock of the Company for $0.01 per share or $10 in the aggregate. The Company has recorded a $10 subscription receivable for the shares issued which is included in stockholder’s deficit as of December 31, 2025.

Avalanche Treasury Company LLC
Shareholders' Deficit [Line Items]
SHAREHOLDERS' DEFICIT

Note 5. Members’ Equity

Class A Member Units

For the three months ended March 31, 2026, the Company did not issue any membership units in exchange for cash, USDC, and digital assets in connection with the Company Unit Subscription Agreements and the Contribution Agreement. The business and affairs of the Company are managed by the Members, acting by a majority vote. Profits and losses of the Company are allocated to the Members in proportion to their respective percentage units. Distributions to Members, if any, are made at such times and in such amounts as determined in the sole discretion of the Members, subject to applicable law.

In October 2025, the Company entered Company Unit Subscription Agreements (See Note 9) with certain investors who agreed to contribute AVAX in exchange for Class A member units in the Company.

As a result of staking restrictions in the wallets of certain investors, there were approximately 166,179 AVAX which could not be transferred to the Company until the staking restrictions expire. The Company has recorded a subscription receivable at the value of the AVAX as of March 31, 2026 of the Class A member units of $5,125,002. Subsequent changes in the fair value of the AVAX underlying the subscription receivable of $797,747, resulted in a loss of $527,720 which is recognized in the accompanying unaudited condensed statement of changes in members equity for the three months ended March 31, 2026.

Note 6.     Members’ Equity

Class A Member Units

During the period from August 20, 2025 (inception) through December 31, 2025, the Company issued an aggregate of 27,368,670 membership units in exchange for cash, USDC, and digital assets in connection with the Company Unit Subscription Agreements and the Contribution Agreement. The issuance of Class A member units during the period is reflected as an issuance of Class A member units in the statement of changes in members’ equity. The business and affairs of the Company are managed by the Members, acting by a majority vote. Profits and losses of the Company are allocated to the Members in proportion to their respective percentage units. Distributions to Members, if any, are made at such times and in such amounts as determined in the sole discretion of the Members, subject to applicable law.

In October 2025, the Company entered Company Unit Subscription Agreements (See Note 10) with certain investors who agreed to contribute AVAX in exchange for Class A member units in the Company. As a result of staking restrictions in the wallets of certain investors, there were approximately 192,923 AVAX which could not be transferred to the Company until the staking restrictions expire. The Company has recorded a subscription receivable at the value of the AVAX as the date of the issuance of the Class A member units of $5,922,749.